Revolving Credit and Security Agreement (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
Revolving Credit and Security Agreement (Textual) [Abstract]
Effective rate of interest	16.12%
Increase in line of credit facility cap, remaining	$ 500,000
Outstanding borrowing	8,500,000
Commitment fee for capital source	80,000
Debt Instrument, Description of Variable Rate Basis	the LIBOR shall be not less than 2.0%” and replaced it with “the LIBOR shall be not less than 1.0%
Amended and Restated Credit Agreement maturity date	Mar. 26, 2015
Minimum termination fee, percentage at any time before March 26, 2013	2.50%
Minimum termination fee, percentage after March 26, 2013 but before March 26, 2014	1.50%
Minimum termination fee, percentage on or after March 26, 2014	0.50%
Amended and restated credit arrangement [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	8,000,000
Increase in line of credit facility cap	10,000,000
Increased facility cap	9,000,000
Minimum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	5,000,000
Increase in line of credit facility cap	1,000,000
Increased facility cap	$ 8,000,000
Minimum termination fee, grace period	5 days